VIRTUS KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.6%
Communication Services—13.7%
BCE, Inc.	36,110	$ 1,646
Omnicom Group, Inc.	5,731	545
Spark New Zealand Ltd.	426,274	1,334
Verizon Communications, Inc.	30,610	1,139
		4,664

Consumer Discretionary—2.7%
Canadian Tire Corp., Ltd. Class A	6,864	939
Consumer Staples—8.3%
Coca-Cola Co. (The)	8,371	504
Coca-Cola Europacific Partners plc	7,910	510
Flowers Foods, Inc.	25,126	625
PepsiCo, Inc.	3,083	571
Unilever plc	11,811	615
		2,825

Energy—3.0%
TotalEnergies SE	17,934	1,028
Financials—22.0%
Bank of Hawaii Corp.(1)	8,043	332
IGM Financial, Inc.(1)	39,041	1,189
NN Group N.V.	15,548	575
PNC Financial Services Group, Inc. (The)	1,901	239
Royal Bank of Canada	6,942	663
Safety Insurance Group, Inc.	8,364	600
Singapore Exchange Ltd.	73,582	524
Sumitomo Mitsui Trust Holdings, Inc.	13,400	475
Tokio Marine Holdings, Inc.	33,960	783
U.S. Bancorp	15,753	521
Zurich Insurance Group AG	2,065	980
Zurich Insurance Group AG ADR	12,980	616
		7,497

Health Care—9.0%
AbbVie, Inc.	8,729	1,176
Patterson Cos., Inc.	11,544	384
Pfizer, Inc.	16,528	606
Sonic Healthcare Ltd.	12,081	287
Takeda Pharmaceutical Co., Ltd.	20,300	638
		3,091

Industrials—10.4%
Adecco Group AG Registered Shares	18,004	588
BAE Systems plc	68,859	811
DHL Group	19,967	975
MSC Industrial Direct Co., Inc. Class A	12,295	1,171
		3,545

Information Technology—7.1%
Cisco Systems, Inc.	6,662	345
International Business Machines Corp.	11,584	1,550
Texas Instruments, Inc.	2,890	520
		2,415

	Shares	Value

Materials—5.9%
Amcor plc	116,548	$ 1,163
Eastman Chemical Co.	6,641	556
Kemira Oyj	19,106	304
		2,023

Real Estate—1.4%
Crown Castle, Inc.	4,221	481
Utilities—15.1%
Fortis, Inc.	26,632	1,148
National Grid plc	42,220	558
Pinnacle West Capital Corp.	9,740	793
Southern Co. (The)	19,490	1,369
Terna - Rete Elettrica Nazionale	114,631	976
WEC Energy Group, Inc.	3,531	312
		5,156

Total Common Stocks (Identified Cost $31,644)		33,664

Total Long-Term Investments—98.6% (Identified Cost $31,644)		33,664

Securities Lending Collateral—4.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(2)(3)	1,551,810	1,552
Total Securities Lending Collateral (Identified Cost $1,552)		1,552

TOTAL INVESTMENTS—103.2% (Identified Cost $33,196)		$35,216
Other assets and liabilities, net—(3.2)%		(1,076)
NET ASSETS—100.0%		$34,140

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	45%
Canada	16
Switzerland	9
United Kingdom	7
Japan	5
New Zealand	4
France	3
Other	11
Total	100%
† % of total investments as of June 30, 2023.
See Notes to Schedule of Investments

VIRTUS KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$33,664	$29,623	$4,041
Securities Lending Collateral	1,552	1,552	—
Total Investments	$35,216	$31,175	$4,041
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
See Notes to Schedule of Investments

VIRTUS KAR Global Quality Dividend Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
Note 1. Security Valuation
The Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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